HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale
The following table provides the details over assets and liabilities classified as held-for-sale as of:

	Assets held-for-sale		Liabilities held-for-sale
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Russia	4,792	5,792	4,624	4,232
Total assets and liabilities held for sale	4,792	5,792	4,624	4,232
The following table shows the assets and liabilities classified as held-for-sale relating to Russia as of:

	June 30, 2023	December 31, 2022
Property and equipment	3,454	3,941
Intangible assets excl. goodwill	384	356
Goodwill	217	617
Deferred tax assets	—	78
Other non-current assets	75	50

Inventories	80	113
Trade and other receivables	284	367
Other current assets	298	270
Total assets held for sale	4,792	5,792

Non-current liabilities	3,661	2,952
Debt and Derivatives - NCL	3,611	2,888
Other non-current liabilities	50	64

Current liabilities	963	1,280
Trade and other payables	452	691
Debt & Derivatives - CL	261	306
Other non-financial liabilities	250	283
Total liabilities held for sale	4,624	4,232

Schedule of profit (loss) and other comprehensive income held-for-sale
The following table provides the details of profit / (loss) after tax from discontinued operations for the periods ended June 30:

	2023	2022

Russia	470	(318)
Algeria	—	122
Total profit / (loss) after tax from discontinued operations	470	(196)
The following table shows the profit/(loss) and other comprehensive income relating to Russia operations for the periods ended June 30, 2023:

	Six-month period
Income statement and statement of comprehensive income	2023	2022

Operating revenue	1,881	1,910
Operating expenses **	(1,355)	(2,132)
Other expenses	(2)	(83)
Profit / (loss) before tax for the period	524	(305)
Income tax benefit / (expense)	(54)	(13)
Profit / (loss) after tax for the period	470	(318)

Other comprehensive income / (loss) *	(245)	179
Total comprehensive income / (loss)	225	(139)

* Other comprehensive income is relating to the foreign currency translation of discontinued operations.
** In 2022, operating expenses include an impairment of US$446 against the carrying value of goodwill in Russia recorded in the first quarter.
Schedule of information for cash-generating units

	March 31, 2022 ***			September 30, 2021
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%
* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027) and terminal period in 2028, and for the comparative period 2021 the combined average is based on the explicit forecast period of five years (2022-2026) and terminal period in 2027.
** CAPEX excludes licenses and ROU.

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The following table illustrates the potential additional impairment for the Russia CGU if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp').

Any additional adverse changes in the key parameters by more than one percentage point would increase the amount of impairment exposure approximately proportionally.

Sensitivity analysis	Combined average *	+/- 1.0 pp

Discount rate	20.5%	21.6%
Change in key assumption	0.0 pp	1.0 pp
Headroom / (impairment)	—	(115)

Average annual revenue growth rate	5.5%	4.5%
Change in key assumption	0.0 pp	(1.0) pp
Headroom / (impairment)	—	(88)

Average operating margin	32.8%	31.8%
Change in key assumption	0.0 pp	(1.0) pp
Headroom / (impairment)	—	(157)

Average CAPEX / revenue	19.9%	20.9%
Change in key assumption	0.0 pp	1.0 pp
Headroom / (impairment)	—	(161)

* Combined average based on explicit forecast period of six years (2022-2027) and terminal period (2028), includes intervening period of 2022

Following the recognition of an impairment loss in the first quarter of 2022, the book value of the Russia CGU is equal to its recoverable amount. As such, the 'break-even' assumptions for the Russia CGU are equivalent to the 'Combined average' assumptions